Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Zhejiang Wansi Computer Manufacturing Company Limited [Member]
Related Party Transactions [Line Items]
Lease expense	$ 28,924	$ 44,230	$ 31,647
Operating lease right-of-use assets	31,197	17,533
Lease liabilities,	$ 31,197	17,533
Zhejiang Wansi Computer Manufacturing Company Limited [Member] | Minimum [Member]
Related Party Transactions [Line Items]
Lease terms ranging	1 year
Zhejiang Wansi Computer Manufacturing Company Limited [Member] | Maximum [Member]
Related Party Transactions [Line Items]
Lease terms ranging	7 years
Hangzhou Yiquansheng Communication Technology Co., Ltd. [Member]
Related Party Transactions [Line Items]
Lease terms ranging	31 months
Operating lease right-of-use assets		501,607
Lease liabilities,		266,034
Hong Kong Dewang Limited [Member]
Related Party Transactions [Line Items]
Lease expense from related party	$ 495,133	$ 557,968	$ 378,652